Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)	Mar. 31, 2014	Mar. 31, 2013
Available-for-sale investments:
Financial assets measured at fair value	$ 1,050,500	$ 1,062,353
Listed equity securities [Member] | Level 1 [Member]
Available-for-sale investments:
Financial assets measured at fair value	0	17,153
Unlisted investments [Member] | Level 2 [Member]
Available-for-sale investments:
Financial assets measured at fair value	$ 1,050,500	$ 1,045,200